Accounts And Notes Receivable, Net And Accounts Receivable Securitization (Accounts And Notes Receivable) (Details) - USD ($)	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Accounts receivable pledged as collateral	$ 190,063,000	$ 113,792,000	$ 123,791,000	$ 159,003,000
Accounts receivable	79,682,000	70,893,000	77,636,000	24,108,000
Other	426,000	509,000	307,000	247,000
Less: Allowance for doubtful accounts	(5,789,000)	(6,516,000)	(4,816,000)	(4,756,000)
Accounts and notes receivable, net	$ 264,382,000	$ 178,678,000	$ 196,918,000	$ 178,602,000